Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 26, 2011
Preferred stock, par value
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued
Class A Common Stock
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	3,673,615	3,672,535
Common stock, shares outstanding	3,673,615	3,672,535
Class B Common Stock
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970